Allowance for Credit Losses and Credit Quality - Effect of Change in Methodology on Company's Consolidated Financial Statements (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan Lease Allowance For Credit Losses Loan Activity And Report By Impairment Methodology [Line Items]
Allowance for loan losses	$ (143,074)	$ (251,603)	$ (193,761)	$ (136,100)
Provision for loan losses	(5,145)	(20,671)	(25,867)
Provision for unfunded lending commitments	1,319
Provision for loan losses	$ (0.01)
Provision for unfunded lending commitments	$ 0.03
Total provision for credit losses	$ 0.02
Current Methodology [Member]
Loan Lease Allowance For Credit Losses Loan Activity And Report By Impairment Methodology [Line Items]
Allowance for loan losses	67,342
Reserve for unfunded lending commitments	11,147
Allowance for credit losses	78,489
Provision for loan losses	6,828
Provision for unfunded lending commitments	1,319
Total provision for credit losses	8,147
Previous Methodology [Member]
Loan Lease Allowance For Credit Losses Loan Activity And Report By Impairment Methodology [Line Items]
Allowance for loan losses	77,759
Reserve for unfunded lending commitments
Allowance for credit losses	77,759
Provision for loan losses	7,417
Provision for unfunded lending commitments
Total provision for credit losses	7,417
Difference of New and Previous Methodology [Member]
Loan Lease Allowance For Credit Losses Loan Activity And Report By Impairment Methodology [Line Items]
Allowance for loan losses	(10,417)
Reserve for unfunded lending commitments	11,147
Allowance for credit losses	730
Provision for loan losses	(589)
Provision for unfunded lending commitments	1,319
Total provision for credit losses	$ 730